Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of subsidiaries [abstract]
Summary of Group Subsidiaries

Details of the Group’s subsidiaries at the end of the reporting period are as follows:

			Percentage owned
Entity	Principal activity	Country of incorporation	2023%	2022%
Head Entity
Bionomics Limited	Research and Development	Australia

Subsidiaries of Bionomics Limited
Iliad Chemicals Pty Ltd	Asset owner	Australia	100	100
Bionomics Inc	Asset owner	United States	100	100